CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 19,850	$ 6,000	$ 46,200	$ 103,900
Proceeds from convertible promissory notes	$ 100,000	$ 60,000	$ 222,500	$ 567,050
Convertible And Nonconvertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	28.00%
Convertible And Nonconvertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	27.00%
Convertible And Nonconvertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	45.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%	28.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			20.00%	14.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%	12.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage			28.00%	11.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%	21.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	$ 100,000	$ 60,000	$ 160,000	$ 295,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	75,000	57,639	180,000	150,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	$ 78,249	$ 98,060	125,000	127,500
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes			245,640	120,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes			$ 98,060	$ 224,885